Main Acquisitions of the Period	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Main Acquisitions of the Period

B.1. MAIN ACQUISITIONS OF THE PERIOD
Acquisition of Kymab
On April 8, 2021, Sanofi acquired the entire share capital of Kymab for an upfront payment of $1.1 billion (€973 million) and up to $350 million contingent upon reaching certain development milestones.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the KY1005 project, currently in phase II clinical development, and relating to the human monoclonal antibody OX40L, an essential regulator of the immune system) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €956 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €922 million.
Acquisition of Kiadis
On November 2, 2020, Sanofi and Kiadis, a biopharmaceutical company developing novel "off-the-shelf" natural killer (NK) cell therapies for patients with life-threatening diseases, entered into a definitive agreement whereby Sanofi was to make a public offer to acquire the entire share capital of Kiadis, 61,084,776 shares, at a cash price of €5.45 per share.
The acquisition was approved unanimously by the Boards of Directors of Sanofi and Kiadis, and 95.03% of the share capital of Kiadis had been tendered into the offer as of April 16, 2021. As of the end of the post-closing acceptance period on April 29, 2021, Sanofi held 97.39% of the share capital of Kiadis, and launched a statutory public buy-out procedure in order to obtain 100% of the share capital.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the K-NK technology platform) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €333 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €319 million.
Acquisition of Tidal
On April 9, 2021, Sanofi acquired Tidal Therapeutics, a privately owned, pre-clinical stage biotech company with a unique mRNA-based approach for in vivo reprogramming of immune cells. The new technology platform will expand Sanofi’s research capabilities in immuno-oncology and inflammatory diseases, and may have applicability to other disease areas as well.
Tidal Therapeutics was acquired for an upfront payment of $160 million (€136 million), and up to $310 million contingent upon reaching certain development milestones.
Sanofi elected to apply the optional test to identify concentration of fair value under paragraph B7A of IFRS 3. The transaction was accounted for as an asset acquisition given that the principal asset (the unique mRNA-based in vivo reprogramming technology) concentrates substantially all of the fair value of the acquired set of activities and assets.
Of the total acquisition price paid, €130 million was allocated to Other intangible assets in accordance with IAS 38. The difference between that amount and the acquisition price corresponds to the other assets acquired and liabilities assumed as part of the transaction.
The impact of this acquisition as reflected within the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method in the consolidated statement of cash flows is a net cash outflow of €135 million.